1. MERGER CONSIDERATION (in thousands) (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Purchase Price Allocation for Cilion Inc
Cash	$16,500
Fair value of 20,000,000 shares issued	15,600
Fair value of note payable	3,824
$35,924